UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2017 to December 31, 2017
Commission File Number of issuing entity:	333-181552-01
Central Index Key Number of issuing entity:	0001550369

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-13928
Central Index Key Number of depositor:	0001000275

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB13 2.000% Covered Bonds Due 2018	☐	☐	√
Series CB17 2.200% Covered Bonds Due 2019	☐	☐	√
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB24 Floating Rate Covered Bonds Due 2018	☐	☐	√
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√
Series CB31 2.300% Covered Bonds Due 2021	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.
Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:
Date	Amount	Type of Payment	Series
December 27, 2017	AUD 4,356,986.30	Interest	CB 16
December 27, 2017	CAD 6,856,520.55	Interest	CB 19
December 16, 2017	EUR 6,250,000.00	Interest	CB 25
December 15, 2017	EUR 4,823,760.00	Interest	CB 27
December 15, 2017	EUR 1,809,920.00	Interest	CB 27
December 11, 2017	GBP 686,467.85	Interest	CB 29
December 14, 2017	GBP 175,000.00	Interest	CB 33
December 22, 2017	GBP 5,315,000.00	Interest	CB 34
PART II – OTHER INFORMATION
Item 3. Sales of Securities and Use of Proceeds.
During the period covered by this report, the Guarantor and the Bank (and together with the Guarantor, the “Registrants”) issued on December 8, 2017, GBP 650,000,000 3 month £ Libor +0.23% CB35 Covered Bonds due December 8, 2022. The lead managers for the transaction were HSBC, Lloyds Banking Group and RBC Capital Markets.

The net proceeds from the sale of the Series CB35 Covered Bonds were added to the Bank’s general working capital and will be used for general working capital purposes.
Item 9. Exhibits.
99.1          Monthly Investor Report for December 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	January 12, 2018	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
(Signature) Boris Kogut Managing Director, Head of Asset Securitization